Co-investments	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Co-investments	Short-term investments
Primarily consist of equity investments in public entities the Company receives as consideration during private strategies, managed equities and broker-dealer activities (in thousands $):

	Classification and measurement criteria	Dec. 31, 2025	Dec. 31, 2024

Public equities and share purchase warrants	FVTPL	640	225
Total short-term investments		640	225

Gains (losses) on financial assets and liabilities classified at FVTPL of $0.4 million for the year ended December 31, 2025 (year ended December 31, 2024 - $(0.3) million) are included in the gain (loss) on investments line in the consolidated statements of operations and comprehensive income.
Co-investments
Consists of the following (in thousands $):

	Classification and measurement criteria	Dec. 31, 2025	Dec. 31, 2024

Co-investments in funds (1)	FVTPL	76,697	72,848
Total co-investments		76,697	72,848
(1) Includes investments in funds managed and previously managed by the Company.

Gains (losses) on co-investments of $15.1 million for the year ended December 31, 2025 (year ended December 31, 2024 - $0.8 million) are included in the gain (loss) on investments line in the consolidated statements of operations and comprehensive income.